Goodwill and intangible assets, net - Schedule of Future Expected Amortization Expense of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
EWC Ventures and its Subsidiaries [Member]
Finite-Lived Intangible Assets [Line Items]
Total			$ 134,596
EWC Ventures and its Subsidiaries [Member] | Franchisee Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
2021		$ 11,428
2022		11,428
2023		11,428
2024		11,428
2025		11,428
Thereafter		31,584
Total		88,724
EWC Ventures and its Subsidiaries [Member] | Reacquired Rights [Member]
Finite-Lived Intangible Assets [Line Items]
2021		6,555
2022		6,555
2023		6,555
2024		6,555
2025		6,555
Thereafter		27,894
Total		60,669
EWC Ventures and its Subsidiaries [Member] | Favorable Lease Assets [Member]
Finite-Lived Intangible Assets [Line Items]
2021		48
2022		12
Total		$ 60
European Wax Center, Inc. and Subsidiaries | Franchisee Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
2021 (from June 27, 2021)	$ 2,899
2021	11,595
2022	11,595
2023	11,595
2024	11,595
Thereafter	30,919
Total	80,198
European Wax Center, Inc. and Subsidiaries | Reacquired Rights [Member]
Finite-Lived Intangible Assets [Line Items]
2021 (from June 27, 2021)	1,840
2021	7,363
2022	7,363
2023	7,363
2024	7,363
Thereafter	31,420
Total	62,712
European Wax Center, Inc. and Subsidiaries | Favorable Lease Assets [Member]
Finite-Lived Intangible Assets [Line Items]
2021 (from June 27, 2021)	14
2021	9
2022	0
2023	0
2024	0
Thereafter	0
Total	$ 23